Reportable segments - Operating Segment Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Cost of sales	(3,223,624)	(3,201,654)	(4,392,436)
Administrative expenses	(195,577)	(185,959)	(175,765)
Finance expense	(192,672)	(197,544)	(138,402)
Depreciation and amortization expense	(422,564)	(342,424)	(280,787)
Interest in the income of associates and joint ventures accounted for by the equity method	6,738	11,025	593
Income before taxes	960,726	974,414	2,807,018
Income tax benefit (expense)	(320,083)	(282,573)	(1,876,751)
Net income	640,643	691,841	930,267
Assets	14,504,960	11,495,569	10,778,837
Investment accounted for under the equity method	631,199	585,794	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	2,738,247	(1,181,113)	2,785,385
Other Liabilities	6,451,081	6,297,502	6,301,408
Impairment loss of financial assets recognized in income	(976)	(639)
Impairment loss of non-financial assets recognized in income	(10,791)	(7,134)	(47,068)
Cash flows from (used in) operating activities	1,314,367	1,274,678	(196,639)
Cash flows used in investing activities	(771,762)	(1,213,992)	(1,481,493)
Cash flows from (used in) financing activities	(146,951)	282,383	66,261
Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income			202
Operating segments
Disclosure of operating segments [line items]
Revenue	4,576,224	4,528,761	7,467,490
Cost of sales	(3,223,624)	(3,201,654)	(4,392,436)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(422,564)	(342,424)	(280,787)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,352,600	1,327,107	3,075,054
Income tax benefit (expense)	0	0	0
Net income	1,352,600	1,327,107	3,075,054
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Operating segments | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income			0
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Administrative expenses	(195,577)	(185,959)	(175,765)
Finance expense	(192,672)	(197,544)	(138,402)
Depreciation and amortization expense	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	6,738	11,025	593
Income before taxes	(391,874)	(352,693)	(268,036)
Income tax benefit (expense)	(320,083)	(282,573)	(1,876,751)
Net income	(711,957)	(635,266)	(2,144,787)
Assets	14,504,960	11,495,569	10,778,837
Investment accounted for under the equity method	631,199	585,794	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	2,738,247	(1,181,113)	2,785,385
Other Liabilities	6,451,081	6,297,502	6,301,408
Impairment loss of financial assets recognized in income	(976)	(639)
Impairment loss of non-financial assets recognized in income	(10,791)	(7,134)	(47,068)
Cash flows from (used in) operating activities	1,314,367	1,274,678	(196,639)
Cash flows used in investing activities	(771,762)	(1,213,992)	(1,481,493)
Cash flows from (used in) financing activities	(146,951)	282,383	66,261
Unallocated amounts | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income			202
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	982,397	941,940	913,912
Cost of sales	(837,328)	(775,152)	(691,509)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(64,493)	(72,211)	(70,342)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	145,069	166,788	222,403
Income tax benefit (expense)	0	0	0
Net income	145,069	166,788	222,403
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Specialty plant nutrients | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	1,042,780	968,312	892,151
Cost of sales	(481,233)	(444,904)	(355,717)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(81,164)	(57,038)	(53,140)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	561,547	523,408	536,434
Income tax benefit (expense)	0	0	0
Net income	561,547	523,408	536,434
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Iodine and its derivatives | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,288,245	2,241,250	5,180,114
Cost of sales	(1,684,776)	(1,666,328)	(2,955,669)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(260,057)	(187,538)	(124,010)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	603,469	574,922	2,224,445
Income tax benefit (expense)	0	0	0
Net income	603,469	574,922	2,224,445
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Lithium and its derivatives | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	75,402	78,155	175,223
Cost of sales	(44,810)	(47,453)	(141,351)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(6,858)	(6,328)	(15,232)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	30,592	30,702	33,872
Income tax benefit (expense)	0	0	0
Net income	30,592	30,702	33,872
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Industrial chemicals | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Potassium
Disclosure of operating segments [line items]
Revenue	155,507	270,783	279,050
Cost of sales	(143,340)	(236,390)	(219,597)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(8,995)	(19,275)	(18,006)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	12,167	34,393	59,453
Income tax benefit (expense)	0	0	0
Net income	12,167	34,393	59,453
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Potassium | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Other products and services
Disclosure of operating segments [line items]
Revenue	31,893	28,321	27,040
Cost of sales	(32,137)	(31,427)	(28,593)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(997)	(34)	(57)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	(244)	(3,106)	(1,553)
Income tax benefit (expense)	0	0	0
Net income	(244)	(3,106)	(1,553)
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Other products and services | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income
Reportable segments
Disclosure of operating segments [line items]
Revenue	4,576,224	4,528,761	7,467,490
Cost of sales	(3,223,624)	(3,201,654)	(4,392,436)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(422,564)	(342,424)	(280,787)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,352,600	1,327,107	3,075,054
Income tax benefit (expense)	0	0	0
Net income	1,352,600	1,327,107	3,075,054
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Reportable segments | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Impairment loss of financial assets recognized in income			0
Parent
Disclosure of operating segments [line items]
Revenue	4,576,224		7,467,490
Assets	10,801,540	9,794,433
Other Liabilities	5,110,278	4,633,614
Parent | Operating segments
Disclosure of operating segments [line items]
Revenue	4,576,224	4,528,761	7,467,490
Parent | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Parent | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	982,397	941,940	913,912
Parent | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	1,042,780	968,312	892,151
Parent | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,288,245	2,241,250	5,180,114
Parent | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	75,402	78,155	175,223
Parent | Potassium
Disclosure of operating segments [line items]
Revenue	155,507	270,783	279,050
Parent | Other products and services
Disclosure of operating segments [line items]
Revenue	31,893	28,321	27,040
Parent | Reportable segments
Disclosure of operating segments [line items]
Revenue	4,576,224	4,528,761	7,467,490
Other Operating Segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Potassium
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Other products and services
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Reportable segments
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 0